Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Business
1. Description of Business
Kodiak Robotics, Inc. (the “Company”) was incorporated in 2018 in the State of Delaware and is headquartered in Mountain View, California. The Company is a provider of
AI-powered
autonomous vehicle technology that is addressing the needs of the commercial trucking industry and the public sector. The Company has developed the Kodiak Driver, a single-platform virtual driver that combines advanced
AI-powered
software with modular hardware designed for customer deployments. The Company does not have any operations outside the United States.
In April 2025, the Company entered into a definitive business combination agreement (“BCA”) with Ares Acquisition Corporation II (“AACT”), a publicly traded special purpose acquisition company (“SPAC”). Upon closing of the transaction, the combined company will be named Kodiak AI, Inc. and is expected to be traded on a national securities exchange under the new ticker symbol “KDK”. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions. In connection with the consummation of the transaction contemplated by the BCA, immediately prior to the closing, certain convertible notes issued in 2025 under the second lien loan and security agreement (as amended, the “Second Lien Loan Agreement”) are expected to automatically convert into equity securities of the Company (see Note 5). Beginning April 25, 2025, Ares Acquisition Holdings II L.P. (“Sponsor”) agreed to make monthly contributions directly to AACT’s trust account of $1.0 million, up to a maximum aggregate amount of $9.9 million. The post-closing company will reimburse the Sponsor for the aggregate amount of all contributions upon closing. If the proposed transaction does not close, 50% of the aggregate contributions paid by Sponsor will be an obligation of the Company and 50% will be an obligation of AACT (see Note 5). In addition, the Company is also obligated to reimburse certain transaction costs incurred by AACT pursuant to the BCA. If the proposed transaction does not close, 50% of these transaction costs incurred by AACT will be an obligation of the Company and 50% will be an obligation of AACT (see Note 5).
Liquidity and Going Concern
The Company has incurred recurring net losses and negative cash flows from operations since inception and, as of June 30, 2025, had an accumulated deficit of $510.1 million. As of June 30, 2025, the Company had cash and cash equivalents of $20.2 million and debt, current portion of $30.3 million. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company. These factors in the aggregate raise substantial doubt regarding the Company’s ability to continue as a going concern for at least one year after the date these condensed financial statements were issued.
To date, the Company has financed its operations primarily from the sales and issuances of redeemable convertible preferred stock, simple agreements for future equity (“SAFEs”), cash flows from operations, and borrowings under debt facilities, including second lien loans. The Company’s ability to achieve its intended business objectives is dependent upon, among other things, its ability to scale its
Driver-as-a-Service
(“DaaS”) business, grow its customer base, manage its expenses, or otherwise successfully execute its business and marketing strategy, obtain adequate financing to fund its business plan, and hire and retain appropriate personnel. While the Company has been reviewing a number of potential strategic alternatives regarding its liquidity, including securing alternative sources for additional financing, such alternatives may not be achievable on favorable conditions, or at all. Future capital requirements will depend on many factors, including the rate of adoption for its autonomous driving solutions and associated revenue growth, the expansion of supporting activities, and the timing and extent of research and development efforts.

The Company is pursuing a transaction with a SPAC and expects to use the proceeds from the SPAC transaction to support its operations. There can be no assurance that the SPAC transaction will be successful. In the event the Company does not complete its SPAC transaction, the Company may seek additional equity or debt financing, including through strategic partnerships. Management also plans to manage the Company’s cash burn by controlling expenditures. Failure to generate sufficient cash flow from operations, raise additional capital and manage discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying condensed financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	Description of Business
Kodiak Robotics, Inc. (the “Company”) was incorporated in 2018 in the State of Delaware and is headquartered in Mountain View, California. The Company is a provider of AI-powered autonomous vehicle technology that is addressing the needs of the commercial trucking industry and the public sector. The Company has developed the Kodiak Driver, a single-platform virtual driver that combines advanced
AI-powered
software with modular hardware designed for customer deployments. The Company does not have any operations outside the United States.
In April 2025, the Company entered into a definitive business combination agreement (“BCA”) with Ares Acquisition Corporation II (“AACT”), a publicly traded special purpose acquisition company (“SPAC”). Upon closing of the transaction, the combined company will be named Kodiak AI, Inc. and is expected to be traded on a national securities exchange under the new ticker symbol “KDK”. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions.
Liquidity and Going Concern
The Company has incurred recurring net losses and negative cash flows from operations since inception and, as of December 31, 2024, had an accumulated deficit of $268.1 million. As of December 31, 2024, the Company had cash and cash equivalents of $16.7 million and debt, current portion of $16.8 million. The Company expects to incur additional losses and increased expenses in future periods as it continues to scale its business, invest in research and development efforts, increase employee headcount, and incur other expenses commonly associated with being a public company. These factors in the aggregate raise substantial doubt regarding the Company’s ability to continue as a going concern for at least one year after the date these financial statements were issued.
To date, the Company has financed its operations primarily from the sales and issuances of redeemable convertible preferred stock, simple agreements for future equity, cash flows from operations, and borrowings under debt facilities. The Company’s ability to achieve its intended business objectives is dependent upon, among other things, its ability to scale its
Driver-as-a-Service
(“DaaS”) business, grow its customer base, manage its expenses, or otherwise successfully execute its business and marketing strategy, obtain adequate financing to fund its business plan, and hire and retain appropriate personnel. While the Company has been reviewing a number of potential strategic alternatives regarding its liquidity, including securing alternative sources for additional financing, such alternatives may not be achievable on favorable conditions, or at all. Future capital requirements will depend on many factors, including the rate of adoption for its autonomous driving solutions and associated revenue growth, the expansion of supporting activities, and the timing and extent of research and development efforts.
The
Company
is pursuing a transaction with a SPAC and expects to use the proceeds from the SPAC transaction to support its operations. There can be no assurance that the SPAC transaction will be successful. In the event the Company does not complete its SPAC transaction, the Company may seek additional equity or debt financing, including through strategic partnerships. Management also plans to manage the Company’s cash burn by controlling expenditures. Failure to generate sufficient cash flow from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Ares Acquisition Corporation II [Member]
Description of Business
1. ORGANIZATION
Ares Acquisition Corporation II (“AACT” or the “Company”) was incorporated as a Cayman Islands exempted company on March 15, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of June 30, 2025, the Company had not commenced any operations. All activity for the period from March 15, 2021 (inception) through June 30, 2025 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the closing of the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on April 20, 2023. On April 25, 2023, the Company consummated its Initial Public Offering of 50,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “public shares”) at $10.00 per Unit, including 5,000,000 Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half
of one redeemable warrant (“Public Warrant”) (see Note 3). The Initial Public Offering generated gross proceeds of $500,000,000, and incurred offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5). On April 11, 2025, the Company, Ares Management Capital Markets LLC (“AMCM”), and the representatives of the several underwriters in connection with the Company’s Initial Public Offering agreed to adjust the aggregate amount payable to the underwriters as a deferred underwriting fee and to AMCM as a deferred Initial Public Offering advisory fee to an aggregate amount of $8,359,410.
Simultaneously with the closing of the Initial Public Offering: (i) the Company consummated the sale of 14,300,000 warrants (the “Private Placement Warrants”), including 1,000,000 Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $14,300,000, in a private placement (the “Private Placement”) to Ares Acquisition Holdings II LP, a Cayman Islands exempted limited partnership (the “Sponsor”) and (ii) the Sponsor extended to the Company a non-interest
bearing promissory note of $4,500,000 (the “Base Overfunding Loan”) and an additional non-interest
bearing promissory note of $500,000 (the “Over-allotment Overfunding Loan”) in connection with the sale of the Over-Allotment Units, for which both loans are collectively referred to as the “Overfunding Loans,” for a total outstanding balance of $5,000,000 (see Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $505,000,000 ($10.10 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement and the Overfunding Loans were placed in a trust account (“Trust Account”) located in the United States and invested solely in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination; and (ii) the distribution of the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting fees and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination entity owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.
The Company will provide its holders of the outstanding public shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the consummation of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to convert their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.10 per public share, plus any pro rata interest earned on the funds held in the Trust Account and net of taxes paid or payable, if any). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The public shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination only if it obtains the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of shareholders holding a majority of ordinary shares who attend and vote at a shareholder meeting. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Class B ordinary shares, and the Sponsor and the Company’s officers and directors have agreed to vote any public shares acquired in or after the Initial Public Offering in favor of a Business Combination. Additionally, each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or abstain from voting on the proposed transaction.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct conversion pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from converting its shares with respect to more than an aggregate of 15% or more of the public shares sold in the Initial Public Offering, without the prior consent of the Company.
The Sponsor and the Company’s officers and directors have agreed (i) to waive their redemption rights with respect to their Class B ordinary shares and any public shares held by them in connection with the completion of a Business Combination and (ii) not to propose an amendment to (a) modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with a Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete a Business Combination by the Combination Period (as defined below) or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their public shares in conjunction with any such amendment.
On April 14, 2025, the Company entered into a business combination agreement with Kodiak Robotics Inc., a Delaware corporation (“Kodiak”) (see “Proposed Business Combination” below).
On April 22, 2025, the Company held an extraordinary general meeting of shareholders (the “Shareholder Meeting”) and approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial business combination from April 25, 2025 to January 26, 2026, or such earlier date as the Company’s board of directors may approve, or such later date that the shareholders may approve, in accordance with the Company’s Amended and Restated Memorandum and Articles of Association (the “Extension”). In connection with the approval of the Extension, certain shareholders elected to redeem an aggregate of 640,288 Class A ordinary shares, for which the Company paid cash from the Trust Account in the aggregate amount of $7,143,312 (approximately $11.16 per share) to such redeeming shareholders.
In connection with the Extension, the Company issued an aggregate of 12,500,000 Class A ordinary shares to the Sponsor upon the conversion (the “Conversion”) by the Sponsor of an equal number of Class B ordinary shares. The 12,500,000 Class A ordinary shares issued in connection with the Conversion are subject to the same restrictions that applied to the Class B ordinary shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the Company’s prospectus for its Initial Public Offering. As of August
7
, 2025, there were 61,859,712 Class A ordinary shares and no Class B ordinary shares issued and outstanding (following the Conversion and redemptions in connection with the Shareholder Meeting).
In connection with the approval of the Extension, the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.02 for each outstanding Class A ordinary share, other than Class A ordinary shares held by the Sponsor upon any conversion of Class B ordinary shares (each deposit, a “Contribution”), beginning on April 25, 2025. 50% of the aggregate Contributions will be an obligation of the Company pursuant to a non-interest
bearing, unsecured promissory note (the “Extension Note”) issued by the Company to the Sponsor (see Note 4). The Extension Note will be repaid to the Sponsor on the earlier of (i) the consummation of a business combination, and (ii) January 26, 2026 (the earlier of (i) and (ii), the “Maturity Date”). In addition, Kodiak has agreed to reimburse the Sponsor for 50% of the aggregate Contributions. For the three and six months ended June 30, 2025, the Sponsor deposited $2,961,583 into the Trust Account. If the Proposed Business Combination (as defined herein) closes, the aggregate amount of Contributions will be repaid in full by the post-Business Combination entity at the time of the closing of the Proposed Business Combination.
On June 23, 2025, the Company issued a promissory note to the Sponsor in respect of a working capital loan (the “Working Capital Loan”) of up to $2,000,000. The Working Capital Loan is
non-interest
bearing and is repayable upon the earlier of the (i) consummation of the Business Combination and (ii) last day the Company has to complete a Business Combination pursuant to its Amended and Restated Memorandum and Articles of Association. The maturity date of the Working Capital Loan may be accelerated upon the occurrence of certain events of default as defined in the promissory note governing the Working Capital Loan. Any outstanding principal under the Working Capital Loan may be prepaid at any time by the Company without penalty. If the Company does not consummate the Business Combination, the Working Capital Loan will be repaid solely to the extent that the Company has funds available to it, if any, outside of its Trust Account. The total principal amount of the Working Capital Loan may be converted, in whole or in part, at the option of the Sponsor into warrants of the post-Business Combination entity at a price of $1.00 per warrant, with each warrant exercisable for one share of stock of the post-Business Combination entity. The warrants will otherwise be identical to the Private Placement Warrants. As of June 30, 2025, there was $1,232,707 outstanding under the Working Capital Loan.
The Company has until January 26, 2026, as extended, or such earlier date as the Company’s board of directors may approve, or such later date that the shareholders may approve, in accordance with the Company’s Amended and Restated Memorandum and Articles of Association to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest income to pay liquidation expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which may expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its liquidation rights with respect to its Class A ordinary shares received in connection with the Conversion if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or the Company’s officers or directors acquire public shares in or after the Initial Public Offering, such public shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the public shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below (i) $10.10 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all material vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination
On April 14, 2025, the Company entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), by and among the Company, Kodiak, and AAC II Merger Sub, Inc., a Delaware corporation (“Merger Sub”). The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.” Concurrently with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement with Kodiak and the Sponsor (the “Sponsor Support Agreement”), and certain stockholders of Kodiak entered into certain company support agreements with Kodiak and the Company. The Business Combination Agreement and the Proposed Business Combination were unanimously approved by the board of directors of each of the Company (including, in the case of the Company, the special committee of the board of directors, which consists of its independent directors), Merger Sub and Kodiak.
Concurrently with the execution of the Business Combination Agreement, in connection with a financing effort related to the Business Combination, the Company entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors” and the subscription agreements, the “Subscription Agreements”). Under the terms of the Subscription Agreements, the PIPE Investors agreed, subject to the terms and conditions set forth in the Subscription Agreements, and following the domestication, to subscribe for and purchase an aggregate of $60.0 million worth of shares of the post-Business Combination entity (the “PIPE Stock”). The base purchase price per share for the PIPE Stock will equal the redemption price of the Class A ordinary shares in connection with the closing of the Proposed Business Combination (the “Redemption Price”), subject to adjustment such that the purchase price per share will be 90% of the Redemption Price for any PIPE Investor that subscribes for $50.0 million or more of PIPE Stock. We refer to such transactions as the “PIPE Investments.” The closing of the PIPE Investments is conditioned upon, among other things, the completion or concurrent consummation of the Proposed Business Combination.
In connection with the potential PIPE Investments, the Company entered into arrangements with certain placement agents pursuant to which such placement agents and certain other parties will receive up to 4.0% of funds raised in connection with the PIPE Investment (inclusive of the net proceeds of the Company’s Initial Public Offering remaining in the Trust Account immediately prior to the closing of the Proposed Business Combination) upon the successful consummation of a PIPE Investment subject to the payment of minimum amounts to certain placement agents. If the PIPE Investment does not occur, the Company will only be required to pay the minimum amount and will not be required to pay these contingent fees. The actual amount of fees payable will be based upon the final amounts in the PIPE Investment. No fees will be payable to the placement agents in connection with their role as placement agents in the event that the Company does not consummate the Proposed Business Combination.
For further details on the Proposed Business Combination, refer to the Current Report on Form
8-K
filed by the Company with the SEC on April 14, 2025 and the registration statement on Form
S-4
initially filed by the Company with the SEC on May 14, 2025, and any amendments thereto (the “Registration Statement”).
Risks and Uncertainties
Management has evaluated the impact of persistent inflation and rising interest rates, financial market instability and certain geopolitical events. Management has concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

Going Concern Considerations, Liquidity and Capital Resources
As of June 30, 2025, the Company had $137,896 in cash held outside of the Trust Account and a working capital deficit of $9,332,370.
As of June 30, 2025, the Company had investments held in the Trust Account of $558,149,739, consisting of cash and investments in U.S. government securities. Interest income on the balance in the Trust Account may be used by the Company to pay taxes, and to pay up to $100,000 of any dissolution expenses.
The Company’s liquidity needs to date have been satisfied through a contribution of $25,000 from the Sponsor to cover certain expenses in exchange for the issuance of the Class B ordinary shares, a loan of $366,781 from the Sponsor, and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company repaid the loan from the Sponsor in full on April 25, 2023.
On June 23, 2025, the Company issued a Working Capital Loan to the Sponsor of up to $2,000,000 (see Note 4). The Working Capital Loan is
non-interest
bearing and is repayable upon the earlier of the (i) consummation of the Business Combination and (ii) last day the Company has to complete a Business Combination pursuant to its Amended and Restated Memorandum and Articles of Association. If the Company does not consummate the Business Combination, the Working Capital Loan will be repaid solely to the extent that the Company has funds available to it, if any, outside of its Trust Account. As of June 30, 2025, there was $1,232,707 outstanding under the Working Capital Loan.
Management has determined that the extended mandatory liquidation of the Trust Account, as approved on April 22, 2025, should a business combination not occur by January 26, 2026, raises substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the unaudited condensed financial statements are issued. Management plans to complete the initial Business Combination prior to the extended mandatory liquidation date of the Trust Account and expects to receive financing from the Sponsor or an affiliate of the Sponsor to meet its obligations through the time of liquidation of the Trust Account or the completion of the initial Business Combination. There is no assurance that the plans to consummate the initial Business Combination will be successful or successful within the Combination Period. The unaudited condensed financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

1. ORGANIZATION
Ares Acquisition Corporation II (the “Company”) was incorporated as a Cayman Islands exempted company on March 15, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2024, the Company had not commenced any operations. All activity for the period from March 15, 2021 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the closing of the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on April 20, 2023. On April 25, 2023, the Company consummated its Initial Public Offering of 50,000,000 units (the “Units” and, with respect to the shares Class A ordinary shares included in the Units being offered, the “public shares”) at $10.00 per Unit, including 5,000,000 Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $500,000,000, and incurring offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share and one-half
of one redeemable warrant (“Public Warrant”).
Simultaneously with the closing of the Initial Public Offering: (i) the Company consummated the sale of 14,300,000 warrants (the “Private Placement Warrants”), including 1,000,000 Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $14,300,000, in a private placement to Ares Acquisition Holdings II LP, a Cayman Islands exempted limited partnership (the “Sponsor”) and (ii) the Sponsor extended to the Company a non-interest
bearing promissory note of $4,500,000 (the “Base Overfunding Loan”) and an additional non-interest
bearing promissory note of $500,000 (the “Over-allotment Overfunding Loan”) in connection with the sale of the Over-Allotment Units, for which both loans are collectively referred to as the “Overfunding Loans,” for a total outstanding balance of $5,000,000 (see Note 4).
Upon the closing of the Initial Public Offering and the private placement, $505,000,000 ($10.10 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the private placement and the Overfunding Loans were placed in a trust account (“Trust Account”) located in the United States and invested solely in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination; and (ii) the distribution of the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The

Company’s initial Business Combination must be with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting fees and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.
The Company will provide its holders of the outstanding public shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the consummation of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to convert their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.10 per public share, plus any pro rata interest earned on the funds held in the Trust Account and net of taxes paid or payable, if any). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The public shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination only if it obtains the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of shareholders holding a majority of ordinary shares who attend and vote at a shareholder meeting. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Class B ordinary shares, and the Sponsor and the Company’s officers and directors have agreed to vote any public shares acquired in or after the Initial Public Offering in favor of a Business Combination. Additionally, each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or abstain from voting on the proposed transaction.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct conversion pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from converting its shares with respect to more than an aggregate of 15% or more of the public shares sold in the Initial Public Offering, without the prior consent of the Company.
The Sponsor and the Company’s officers and directors have agreed (i) to waive their redemption rights with respect to their Class B ordinary shares and any public shares held by them in connection with the completion of a Business Combination and (ii) not to propose an amendment to (a) modify the substance or timing of the

Company’s obligation to provide for the redemption of its public shares in connection with a Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete a Business Combination by the Combination Period (as defined below) or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their public shares in conjunction with any such amendment.
The Company has until April 25, 2025 to complete a Business Combination (the “Combination Period”). The Company is currently seeking shareholder approval to amend its Amended and Restated Memorandum and Articles of Association to extend the Combination Period. Pursuant to the Amended and Restated Memorandum and Articles of Association, in connection with the shareholder vote for an extension, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then issued and outstanding Class A ordinary shares, subject to applicable law.
If the Company is unable to complete a Business Combination within the Combination Period and the Combination Period is not extended, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest income to pay liquidation expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which may expire worthless if the Company fails to complete a Business Combination within the Combination Period (as it may be extended).
The Sponsor has agreed to waive its liquidation rights with respect to its Class B ordinary shares if the Company fails to complete a Business Combination within the Combination Period (as it may be extended). However, if the Sponsor or the Company’s officers or directors acquire public shares in or after the Initial Public Offering, such public shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period (as it may be extended). The underwriters have agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period (as it may be extended) and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the public shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below (i) $10.10 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all material vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Risks and Uncertainties
Management has evaluated the impact of persistent inflation and rising interest rates, financial market instability and certain geopolitical events. Management has concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.
Going Concern Considerations, Liquidity and Capital Resources
As of December 31, 2024, the Company had $975,319 in its operating bank account and investments held in the Trust Account of $550,800,038 consisting of cash and investments in U.S. government securities. Interest income on the balance in the Trust Account may be used by the Company to pay taxes, and to pay up to $100,000 of any dissolution expenses.
The Company’s liquidity needs to date have been satisfied through a contribution of $25,000 from the Sponsor to cover certain expenses in exchange for the issuance of the Class B ordinary shares, a loan of $366,781 from the Sponsor pursuant to the Promissory Note (see Note 4), and the proceeds from the consummation of the private placement not held in the Trust Account. The Company repaid the Promissory Note in full on April 25, 2023. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor may provide the Company with Working Capital Loans (see Note 4). As of December 31, 2024 and 2023, there were no amounts outstanding under any Working Capital Loan.
Management has determined that the mandatory liquidation of the Trust Account, should a business combination not occur, raises substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to complete the initial Business Combination prior to the mandatory liquidation date of the Trust Account and expects to receive financing from the Sponsor or an affiliate of the Sponsor to meet its obligations through the time of liquidation of the Trust Account or the completion of the initial Business Combination. There is no financing that is currently committed and no assurance that the plans to consummate the initial Business Combination will be successful or successful within the Combination Period (as it may be extended). The financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.